COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:
Year

2018	$2,494
2019	401
2020	138
2021	35

$3,068

Schedule of Future Minimum Concession Fee Payments
Future minimum concession fee payments under non-cancellable concession right agreements were as follows, which is not included the early termination of concession right agreements in fiscal year 2018:

Year

2018	$25,935
2019	22,529
2020	21,448
2021	2,160
2022	2,225

$74,297